Stock-Based Compensation - Summary of unvested shares (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 08, 2022	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Unvested at beginning of the period		152,247	59,259
Granted	82,512	102,974	150,161
Vested		(110,030)	(51,419)
Forfeited		(12,963)	(5,754)
Unvested at ending of the period		132,228	152,247
Unvested at beginning of the period		$ 30.72	$ 20.09
Granted	$ 96.95	165.43	31.56
Vested		130.41	21.77
Forfeited		38.97	22.55
Unvested at ending of the period		51.87	30.72
Weighted-average Grant-date Fair Value
Unvested at beginning of the period		12.97	8.68
Granted		20.78	13.18
Vested		7.9	8.91
Forfeited		16.1	10.39
Unvested at ending of the period		$ 22.97	$ 12.97
Weighted remaining contractual term of vested shares		7 years 10 months 24 days	7 years 1 month 17 days
Aggregate intrinsic value of vested shares		$ 3,274	$ 823